UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Legg Mason Growth Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 – Schedule of Investments

10	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

September 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.7%
Consumer Discretionary — 5.6%
Internet and Catalog Retail — 5.6%
Amazon.com Inc.	500,000	$36,380,000	A

Energy — 6.8%
Energy Equipment and Services — 4.1%
Halliburton Co.	420,000	13,603,800
Nabors Industrials Ltd.	525,000	13,083,000	A

		26,686,800

Oil, Gas and Consumable Fuels — 2.7%
XTO Energy Inc.	370,000	17,212,400

Financials — 18.1%
Capital Markets — 5.1%
Merrill Lynch and Co. Inc.	1,300,000	32,890,000

Consumer Finance — 5.3%
American Express Co.	975,000	34,544,250

Diversified Financial Services — 7.7%
Citigroup Inc.	1,300,000	26,663,000
NYSE Euronext	600,000	23,508,000

		50,171,000

Industrials — 22.1%
Air Freight and Logistics — 2.4%
FedEx Corp.	200,000	15,808,000

Quarterly Report to Shareholders	11

	Shares/Par	Value
Industrials — Continued
Construction and Engineering — 9.0%
Foster Wheeler Ltd.	350,000	$12,638,500	A
Quanta Services Inc.	1,000,000	27,010,000	A
The Shaw Group Inc.	600,000	18,438,000	A

		58,086,500

Electrical Equipment — 7.9%
General Cable Corp.	625,000	22,268,750	A
Thomas and Betts Corp.	750,000	29,302,500	A

		51,571,250

Machinery — 2.8%
Caterpillar Inc.	300,000	17,880,000

Information Technology — 44.3%
Communications Equipment — 15.3%
Cisco Systems Inc.	1,600,000	36,096,000	A
Nokia Oyj - ADR	2,000,000	37,300,000
QUALCOMM Inc.	600,000	25,782,000

		99,178,000

Computers and Peripherals — 2.8%
EMC Corp.	1,500,000	17,940,000	A

Internet Software and Services — 15.8%
eBay Inc.	1,500,000	33,570,000	A
Google Inc.	90,000	36,046,800	A
Yahoo! Inc.	1,900,000	32,870,000	A

		102,486,800

Semiconductors and Semiconductor Equipment — 4.3%
Texas Instruments Inc.	1,300,000	27,950,000

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Software — 6.1%
Electronic Arts Inc. (EA)	500,000	$18,495,000	A
Red Hat Inc.	1,400,000	21,098,000	A

		39,593,000

Utilities — 1.8%
Independent Power Producers and Energy Traders — 1.8%
Reliant Energy Inc.	1,600,000	11,760,000	A

Total Common Stocks and Equity Interests
(Cost — $728,863,679)		640,138,000

Repurchase Agreements — 1.1%
JPMorgan Chase and Co.
1.00%, dated 9/30/08, to be repurchased at $6,908,834 on 10/1/08 (Collateral: $7,060,000 Federal Home Loan Bank bond, 2.817% due 9/10/09, value $7,053,399)	$6,908,642	6,908,642

Total Repurchase Agreements
(Cost — $6,908,642)		6,908,642

Total Investments — 99.8%
(Cost — $735,772,321)B		647,046,642
Other Assets Less Liabilities — 0.2%		1,607,599

Net Assets — 100.0%		$648,654,241

Net Asset Value Per Share:
Primary Class		$19.04

Class R		$19.66

Financial Intermediary Class		$19.77

Institutional Class		$20.05

Quarterly Report to Shareholders	13

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,649,973
Gross unrealized depreciation	(151,375,652)

Net unrealized depreciation	$(88,725,679)

ADR — American Depository Receipt

Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities – assets	$647,046,642	$640,138,000	$6,908,642	—
Investment in Securities – liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$647,046,642	$640,138,000	$6,908,642	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.

Date: November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.

Date: November 19, 2008